Commitments	12 Months Ended
Dec. 31, 2011
Commitments Disclosure [Text Block]
12. Commitments

Leases

The Company leases office space in Maryland, California and Tennessee under non-cancellable operating leases. Leases expire in 2012 and 2014.

Future minimum lease payments under non-cancellable operating leases are as follows:

Years ending December 31,
2012	$137,571
2013	62,272
2014	58,399
Total minimum payments	$258,242

Rent expense under all operating leases was approximately $174,000, $181,000 and $190,000 for the years ended December 31, 2011, 2010, and 2009, respectively.

Licenses

Certain license arrangements require minimum royalty payments. As of December 31, 2011, future minimum royalty payments are as follows:

Years Ending December 31,
2012	70,000
2013	95,000
2014	95,000
2015	95,000
2016	95,000
Thereafter	1,010,000
$1,460,000

Royalty payment amounts may be greater than the minimum required payment amounts based on the negotiated royalty rates. If the Company sublicenses the intellectual property that is licensed from the licensor and the Company receives any royalty payment under or with respect to such sublicense, the Company is obligated to pay the licensor an agreed upon percentage of any such payment(s). Under the terms of these license agreements, the Company is required to reimburse the licensor for all costs associated with patent filing, prosecution and maintenance as well as expenses related to enforcing the related patent rights. The Company may terminate these license agreements for any reason, upon giving the licensor either 60 or 90 days’ written notice, depending on the agreement. One of the licenses is cancelable by the licensor if, by the fourth anniversary of the effective date (June 30, 2012), there have been no commercial sales of a product subject to the license.

Co-Development Agreement

The Company has entered into a co-development agreement whereby it would pay up to approximately $2,476,000 in milestone-based payments for software development to be used in conjunction with products being developed by the Company. The software, upon completion, will be owned by the co-developer and sold through licenses. The co-developer will pay the Company a fixed amount per license sold by the co-developer until the Company recoups its investment in the software. At December 31, 2011, the Company has made a total of $850,000 in milestone payments and the Company’s accounts payable balance includes approximately $524,000 related to these milestones. Based on negotiations between the Company and the co-developer, the parties have agreed in principle to modify the terms of the co-development agreement such that the co-developer would fund the future remaining development work it performs under the agreement. However, the negotiations between the Company and the co-developer are ongoing with respect to any modification of the co-development agreement.

Shared Research Agreements

The Company has entered into research agreements with certain universities whereby the Company has committed to pay certain research-related expenses. At December 31, 2011, the Company’s other accounts payable and accrued liabilities includes approximately $1,301,000 related to these agreements. As of December 31, 2011 the Company does not have any additional commitments under any such agreements.

Software License Agreement

The Company is obligated under a master services and license agreement to purchase a minimum number of licenses for software code that is incorporated in the Company’s ClearPoint system software. The minimum future purchase obligation is $87,500 per calendar quarter in 2012, 2013 and 2014, with an aggregate remaining commitment at December 31, 2011 totaling $1,050,000. At December 31, 2011, the Company had purchased licenses under this agreement totaling $675,000, of which $525,000 had not yet been paid and is included in accounts payable at December 31, 2011. The cost of each license will be charged to cost of sales as each ClearPoint system is sold or amortized over a five year period for licenses used in loaned systems.

Cardiac EP Business Participation Plan

In June 2010, the Company adopted a plan that provides a key product development advisor and consultant with financial rewards in the event that the Company sells its business operations relating to catheter-based MRI-guided cardiac ablation to treat cardiac arrhythmias, which the Company refers to as its cardiac EP operations. In the event that the Company sells its cardiac EP operations, whether on a stand-alone basis or as part of the sale of the Company, the participant will receive a payment under the plan equal to (i) the transaction value paid for or allocated to the cardiac EP operations in the sale, multiplied by (ii) the participant’s “participation interest” at the time of the sale. The participant was initially awarded a participation interest of 6.6%. That participation interest is 6.5% at December 31, 2011. The participation interest, expressed as a percentage, will be equitably reduced from time to time to take into account future equity financing transactions in which the Company issues shares of its common stock, or securities convertible into shares of its common stock, in exchange for cash proceeds. The plan will terminate in June 2025.

Key Personnel Incentive Program

In June 2010, the Company amended its Key Personnel Incentive Program, which provides a key employee and a key consultant, who is also a non-employee director of the Company, with the opportunity to receive incentive bonus payments based on the performance of future services to the Company or upon a consummation of a transaction involving the sale of the Company. In the event of a sale transaction, each participant will receive a bonus payment under the program if the participant continues to provide services to the Company as its employee or consultant as of the date of the transaction. Until the occurrence of a sale transaction, each participant will be entitled to receive semi-annual service bonuses beginning in June 2012 and continuing through December 2015, if the participant continues to provide services to the Company as its employee or consultant as of the respective scheduled payment dates. Pursuant to their awards, the two participants would receive service bonuses totaling up to $1,700,000 and $1,000,000, respectively, payable in eight equal semi-annual installments. At December 31, 2011, the Company has approximately $762,000 recorded as accrued compensation, approximately $87,000 of which is included in other accrued liabilities as a long-term liability.

If the participant’s employment or consultancy is (i) terminated due to the participant’s death or disability, or (ii) involuntarily terminated by the Company other than for cause, then the participant will be deemed vested, as of the termination date, in all future scheduled service bonus payments, and the Company will be required to pay that aggregate amount no later than March 15 of the year following the year in which the termination occurred. If the participant’s employment or consultancy is involuntarily terminated by the Company for cause, or if the participant voluntarily terminates his employment or consultancy, the participant thereafter will not be entitled to any payments under the program. The program will terminate on the earlier of December 31, 2015 or the occurrence of a transaction involving the sale of the Company.

Legal Settlement

On April 22, 2010, SurgiVision Consultants, Inc. and Guy M. Kezirian, or the plaintiffs, filed a lawsuit against the Company in the United States District Court, Central District of California, alleging trademark infringement, unfair competition, trademark dilution and violation of the Anti-Cybersquatting Protection Act, all relating to the Company’s use of its SURGI-VISION and SURGIVISION trademarks and the Company’s www.surgivision.com domain name. On February 16, 2011, the parties entered into a settlement agreement which resulted in the dismissal of the litigation. Pursuant to the settlement agreement, the Company agreed to discontinue use of any form of the SURGIVISION name and agreed to pay the plaintiffs $425,000 for reimbursement of out of pocket legal expenses incurred by the plaintiffs in connection with the litigation. The Company accrued the full amount of the settlement at December 31, 2010 as selling, general and administrative expenses and the liability is included in other accrued liabilities. The $425,000 was payable in twelve equal monthly installments of $35,417 beginning in March of 2011. At December 31, 2011, the balance of $70,834 is included in other accrued liabilities.